UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Class A, Class T,
Class B, and Class C

Annual Report

July 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® International
Real Estate Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge) B	19.64%	1.57%	4.92%
Class T (incl. 3.50% sales charge) C	22.19%	1.78%	5.00%
Class B (incl. contingent deferred sales charge) D	20.87%	1.65%	5.04%
Class C (incl. contingent deferred sales charge)E	24.96%	2.00%	5.05%

A From September 8, 2004.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on April 4, 2007. Returns prior to April 4, 2007 are those of Fidelity® International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower.

C Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on April 4, 2007. Returns prior to April 4, 2007 are those of Fidelity® International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower.

D Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on April 4, 2007. Returns prior to April 4, 2007 are those of Fidelity International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on April 4, 2007. Returns prior to April 4, 2007 are those of Fidelity International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Real Estate Fund - Class A on September 8, 2004, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index performed over the same period. The initial offering of Class A took place on April 4, 2007. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending July 31, 2013, international real estate stocks benefited from a variety of favorable trends - increased tenant demand, limited property supply, investors' heightened appetite for yield and a more stable global macroeconomic outlook. Against this backdrop, international property stocks, as measured by the FTSE® EPRASM/NAREIT® Developed ex North America Index, gained 17.29%. This result substantially outpaced U.S. real estate investment trusts (REITs), which added 6.53% during the same time frame, according to the Dow Jones U.S. Select Real Estate Securities IndexSM. International property markets had lagged the U.S. recovery in recent years and, coming off an adverse 2011 and early 2012, had significantly more room to rally. They also benefited because real estate investors anticipated strong earnings growth and further gains in property values. Of final note, supportive monetary policy on the part of the European Central Bank and the Bank of Japan were big positives for global real estate stocks, although for U.S. investors, those gains were tempered by the effects of a strengthening dollar. Even as global property stocks enjoyed very good results, the broader international-developed equity market fared even better, as the MSCI® EAFE® Index increased 23.62%. Meanwhile, the S&P 500® Index, a proxy for the U.S. stock market, returned 25.00%.

Comments from Guillermo de las Casas, Portfolio Manager of Fidelity Advisor® International Real Estate Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 26.94%, 26.62%, 25.87% and 25.96%, respectively (excluding sales charges), outpacing the FTSE® EPRASM/NAREIT® index. I have a bottom-up, stock-by-stock approach to security selection that focuses on companies whose valuations are undeservedly low relative to our longer-term expectations. During the period, very strong stock selection in Japan and, to a lesser extent, Singapore, the U.K. and Australia helped, while the only materially negative factor was an elevated cash stake in a rising market. The biggest individual relative contributors were Japanese property stocks Mitsui Fudosan, Kenedix Inc. and Ichigo Group Holdings. As Japan's market rallied, these names did particularly well, and I took profits by selling both Kenedix Inc. and Ichigo - two out-of-benchmark names - before period end. Germany's Patrizia Immobilien also added value. In contrast, the biggest individual detractor also was a Japanese property stock and benchmark component - Mitsubishi Estate - that the fund, unfortunately, did not own. Lacking Hong Kong-based Wharf Holdings, a strong-performing index constituent, further detracted, as did overweighting Westfield Group, an Australian mall company.

Comments from Guillermo de las Casas, Portfolio Manager of Fidelity Advisor® International Real Estate Fund: For the year, the fund's Institutional Class shares gained 27.33%, outpacing the FTSE® EPRASM/NAREIT® index. I have a bottom-up, stock-by-stock approach to security selection that focuses on companies whose valuations are undeservedly low relative to our longer-term expectations. During the period, very strong stock selection in Japan and, to a lesser extent, Singapore, the U.K. and Australia helped, while the only materially negative factor was an elevated cash stake in a rising market. The biggest individual relative contributors were Japanese property stocks Mitsui Fudosan, Kenedix Inc. and Ichigo Group Holdings. As Japan's market rallied, these names did particularly well, and I took profits by selling both Kenedix Inc. and Ichigo - two out-of-benchmark names - before period end. Germany's Patrizia Immobilien also added value. In contrast, the biggest individual detractor also was a Japanese property stock and benchmark component - Mitsubishi Estate - that the fund, unfortunately, did not own. Lacking Hong Kong-based Wharf Holdings, a strong-performing index constituent, further detracted, as did overweighting Westfield Group, an Australian mall company.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.39%
Actual		$ 1,000.00	$ 1,044.40	$ 7.05
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.67%
Actual		$ 1,000.00	$ 1,043.70	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.35
Class B	2.14%
Actual		$ 1,000.00	$ 1,039.70	$ 10.82
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.15%
Actual		$ 1,000.00	$ 1,041.10	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
International Real Estate	1.14%
Actual		$ 1,000.00	$ 1,046.10	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,046.20	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsui Fudosan Co. Ltd.	8.3	6.4
Sun Hung Kai Properties Ltd.	6.8	7.0
Westfield Group unit	6.2	7.3
Sumitomo Realty & Development Co. Ltd.	4.8	4.4
UOL Group Ltd.	3.1	2.8
Advance Residence Investment Corp.	3.0	0.0
Hongkong Land Holdings Ltd.	2.9	3.0
Helical Bar PLC	2.8	2.4
BLife Investment Corp.	2.7	1.5
Fukuoka (REIT) Investment Fund	2.7	0.0
	43.3
Top Five Countries as of July 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	26.5	18.5
United Kingdom	13.1	12.2
Australia	12.9	15.6
Hong Kong	10.6	13.7
Singapore	9.7	9.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	17.7	24.5
REITs - Industrial Buildings	4.1	3.9
REITs - Office Buildings	3.3	4.2
REITs - Health Care Facilities	2.6	2.1
REITs - Shopping Centers	2.0	3.1
Asset Allocation (% of fund's net assets)
As of July 31, 2013 *		As of January 31, 2013 **
	Stocks 95.8%		Stocks 94.8%
	Short-Term Investments and Net Other Assets (Liabilities) 4.2%		Short-Term Investments and Net Other Assets (Liabilities) 5.2%
* Foreign investments	95.8%	** Foreign investments	94.8%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 12.9%
Abacus Property Group unit	2,877,194	$ 5,715,426
ALE Property Group	584,109	1,428,072
Charter Hall Group unit	1,027,492	3,555,711
Goodman Group unit	1,457,675	6,184,291
Mirvac Group unit	6,800,749	10,025,079
Westfield Group unit	2,494,957	25,161,883
TOTAL AUSTRALIA		52,070,462
Bailiwick of Jersey - 2.0%
Atrium European Real Estate Ltd.	1,455,833	8,173,159
Belgium - 1.2%
Warehouses de Pauw	68,735	4,605,914
Bermuda - 5.4%
Great Eagle Holdings Ltd.	1,613,088	6,114,909
Hongkong Land Holdings Ltd.	1,708,000	11,563,160
Tai Cheung Holdings Ltd.	5,289,000	4,187,227
TOTAL BERMUDA		21,865,296
Brazil - 0.6%
BHG SA (Brazil Hospitality Group) (a)	142,300	1,047,906
BR Malls Participacoes SA	105,000	930,633
Multiplan Empreendimentos Imobiliarios SA	16,000	353,194
TOTAL BRAZIL		2,331,733
Cayman Islands - 1.1%
KWG Property Holding Ltd.	3,468,500	1,990,152
Langham Hospitality Investment unit	4,771,405	2,510,100
TOTAL CAYMAN ISLANDS		4,500,252
Finland - 1.0%
Sponda Oyj	784,900	4,030,580
France - 4.1%
Altarea	7,363	1,136,263
Societe de la Tour Eiffel (d)	19,825	1,293,390
Societe Fonciere Lyonnaise SA	114,486	6,016,105
Unibail-Rodamco	33,207	8,046,828
TOTAL FRANCE		16,492,586
Germany - 3.4%
Deutsche Annington Immobilien SE	70,000	1,690,210
Deutsche EuroShop AG	40,033	1,686,411
DIC Asset AG	102,000	1,035,222
Common Stocks - continued
	Shares	Value
Germany - continued
GSW Immobilien AG	50,000	$ 2,023,462
IVG Immobilien AG (a)(d)	272,000	60,792
LEG Immobilien AG	101,570	5,107,674
Patrizia Immobilien AG	184,864	2,029,200
TOTAL GERMANY		13,632,971
Hong Kong - 10.6%
Hang Lung Properties Ltd.	2,103,500	6,821,268
Hysan Development Co. Ltd.	991,703	4,213,293
Magnificent Estates Ltd.	46,843,000	2,174,362
Sun Hung Kai Properties Ltd.	2,055,133	27,426,152
Wheelock and Co. Ltd.	384,000	2,000,309
TOTAL HONG KONG		42,635,384
Italy - 1.1%
Beni Stabili SpA SIIQ	6,887,933	4,466,222
Japan - 26.5%
Advance Residence Investment Corp.	5,979	12,097,231
AEON Mall Co. Ltd.	170,920	4,262,962
BLife Investment Corp.	2,855	11,051,424
Fukuoka (REIT) Investment Fund	1,452	11,048,309
Hulic Co. Ltd.	318,500	3,822,260
Kenedix Residential Investment Corp.	480	1,073,149
Mitsui Fudosan Co. Ltd.	1,108,500	33,545,968
Nomura Real Estate Holdings, Inc.	447,900	10,443,833
Sumitomo Realty & Development Co. Ltd.	459,000	19,244,152
TOTAL JAPAN		106,589,288
Netherlands - 1.0%
Eurocommercial (Certificaten Van Aandelen) unit	34,000	1,292,954
VastNed Retail NV	63,005	2,684,294
TOTAL NETHERLANDS		3,977,248
Singapore - 9.7%
CDL Hospitality Trusts unit	1,130,000	1,480,466
Global Logistic Properties Ltd.	3,283,000	7,336,601
Parkway Life REIT	5,426,000	10,673,958
UOL Group Ltd.	2,259,000	12,407,302
Wing Tai Holdings Ltd.	3,530,181	5,916,737
Yanlord Land Group Ltd.	1,366,000	1,327,466
TOTAL SINGAPORE		39,142,530
Common Stocks - continued
	Shares	Value
Sweden - 2.1%
Castellum AB	251,300	$ 3,585,511
Hufvudstaden AB Series A	245,100	3,111,623
Wihlborgs Fastigheter AB	116,700	1,915,712
TOTAL SWEDEN		8,612,846
United Kingdom - 13.1%
Big Yellow Group PLC	1,017,400	6,732,581
Derwent London PLC	208,700	7,654,560
Hammerson PLC	663,829	5,347,155
Helical Bar PLC	2,525,564	11,487,623
Quintain Estates & Development PLC (a)	1,866,600	2,491,718
Safestore Holdings PLC	3,111,000	6,353,527
Segro PLC	1,032,500	4,881,706
St. Modwen Properties PLC	826,125	3,972,564
Unite Group PLC	653,700	3,881,304
TOTAL UNITED KINGDOM		52,802,738
TOTAL COMMON STOCKS (Cost $375,640,119)		385,929,209
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.11% (b)	13,565,807	13,565,807
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	121,592	121,592
TOTAL MONEY MARKET FUNDS (Cost $13,687,399)		13,687,399
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $389,327,518)		399,616,608
NET OTHER ASSETS (LIABILITIES) - 0.8%		3,138,587
NET ASSETS - 100%		$ 402,755,195
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,676
Fidelity Securities Lending Cash Central Fund	102,268
Total	$ 132,944
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 38,163,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $75,592) - See accompanying schedule: Unaffiliated issuers (cost $375,640,119)	$ 385,929,209
Fidelity Central Funds (cost $13,687,399)	13,687,399
Total Investments (cost $389,327,518)		$ 399,616,608
Foreign currency held at value (cost $22,748)		22,818
Receivable for investments sold		4,328,113
Receivable for fund shares sold		1,036,486
Dividends receivable		925,403
Distributions receivable from Fidelity Central Funds		9,688
Other receivables		31,034
Total assets		405,970,150

Liabilities
Payable for investments purchased	$ 1,271,790
Payable for fund shares redeemed	1,344,141
Accrued management fee	240,383
Distribution and service plan fees payable	11,165
Other affiliated payables	120,537
Other payables and accrued expenses	105,347
Collateral on securities loaned, at value	121,592
Total liabilities		3,214,955

Net Assets		$ 402,755,195
Net Assets consist of:
Paid in capital		$ 680,943,268
Undistributed net investment income		4,361,335
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(292,832,849)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,283,441
Net Assets		$ 402,755,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,172,763 ÷ 1,303,583 shares)	$ 10.11

Maximum offering price per share (100/94.25 of $10.11)	$ 10.73
Class T: Net Asset Value and redemption price per share ($5,080,715 ÷ 506,294 shares)	$ 10.04

Maximum offering price per share (100/96.50 of $10.04)	$ 10.40
Class B: Net Asset Value and offering price per share ($455,651 ÷ 45,819 shares)A	$ 9.94

Class C: Net Asset Value and offering price per share ($6,872,204 ÷ 694,892 shares)A	$ 9.89

International Real Estate: Net Asset Value, offering price and redemption price per share ($367,268,672 ÷ 35,985,691 shares)	$ 10.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,905,190 ÷ 973,322 shares)	$ 10.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 11,764,789
Interest		1,673
Income from Fidelity Central Funds		132,944
Income before foreign taxes withheld		11,899,406
Less foreign taxes withheld		(922,755)
Total income		10,976,651

Expenses
Management fee	$ 2,673,481
Transfer agent fees	1,140,091
Distribution and service plan fees	107,949
Accounting and security lending fees	196,943
Custodian fees and expenses	178,783
Independent trustees' compensation	2,635
Registration fees	108,640
Audit	78,929
Legal	1,376
Miscellaneous	2,489
Total expenses before reductions	4,491,316
Expense reductions	(61,404)	4,429,912
Net investment income (loss)		6,546,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,033)	38,560,429
Foreign currency transactions	55,058
Total net realized gain (loss)		38,615,487
Change in net unrealized appreciation (depreciation) on: Investment securities	37,604,145
Assets and liabilities in foreign currencies	(12,932)
Total change in net unrealized appreciation (depreciation)		37,591,213
Net gain (loss)		76,206,700
Net increase (decrease) in net assets resulting from operations		$ 82,753,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,546,739	$ 6,136,096
Net realized gain (loss)	38,615,487	(26,766,035)
Change in net unrealized appreciation (depreciation)	37,591,213	(38,755)
Net increase (decrease) in net assets resulting from operations	82,753,439	(20,668,694)
Distributions to shareholders from net investment income	(6,494,329)	(6,740,519)
Distributions to shareholders from net realized gain	(9,866,826)	(6,329,734)
Total distributions	(16,361,155)	(13,070,253)
Share transactions - net increase (decrease)	69,315,790	(36,696,766)
Redemption fees	249,182	82,484
Total increase (decrease) in net assets	135,957,256	(70,353,229)

Net Assets
Beginning of period	266,797,939	337,151,168
End of period (including undistributed net investment income of $4,361,335 and undistributed net investment income of $4,308,924, respectively)	$ 402,755,195	$ 266,797,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.14	.16	.34 F	.17	.18
Net realized and unrealized gain (loss)	2.03	(.65)	1.04	.24	(2.57)
Total from investment operations	2.17	(.49)	1.38	.41	(2.39)
Distributions from net investment income	(.17)	(.17)	(.33)	(.07)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.44)	(.35)	(.63) I	(.19)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Total Return A,B	26.94%	(4.88)%	16.76%	4.97%	(22.48)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of fee waivers, if any	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of all reductions	1.39%	1.37%	1.36%	1.39%	1.42%
Net investment income (loss)	1.51%	2.09%	3.67% F	2.02%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,173	$ 7,117	$ 7,047	$ 7,250	$ 6,745
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62
Income from Investment Operations
Net investment income (loss) C	.12	.14	.31 F	.15	.17
Net realized and unrealized gain (loss)	2.01	(.66)	1.04	.23	(2.58)
Total from investment operations	2.13	(.52)	1.35	.38	(2.41)
Distributions from net investment income	(.15)	(.14)	(.31)	(.06)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.42)	(.32)	(.60)	(.18)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Total Return A,B	26.62%	(5.23)%	16.54%	4.68%	(22.69)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.68%	1.72%	1.69%	1.70%	1.71%
Expenses net of fee waivers, if any	1.68%	1.70%	1.69%	1.70%	1.71%
Expenses net of all reductions	1.66%	1.63%	1.63%	1.65%	1.68%
Net investment income (loss)	1.23%	1.83%	3.41% F	1.75%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,081	$ 2,570	$ 2,496	$ 2,510	$ 2,080
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58
Income from Investment Operations
Net investment income (loss) C	.07	.10	.26 F	.11	.13
Net realized and unrealized gain (loss)	1.99	(.64)	1.03	.23	(2.57)
Total from investment operations	2.06	(.54)	1.29	.34	(2.44)
Distributions from net investment income	(.10)	(.09)	(.27)	(.04)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.37)	(.27)	(.56)	(.16)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Total Return A,B	25.87%	(5.61)%	15.90%	4.20%	(23.06)%
Ratios to Average Net Assets D,G
Expenses before reductions	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of fee waivers, if any	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of all reductions	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.76%	1.34%	2.92% F	1.26%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456	$ 457	$ 570	$ 629	$ 606
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.07	.10	.26 F	.11	.13
Net realized and unrealized gain (loss)	1.99	(.64)	1.04	.22	(2.57)
Total from investment operations	2.06	(.54)	1.30	.33	(2.44)
Distributions from net investment income	(.12)	(.10)	(.28)	(.04)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.39)	(.28)	(.57)	(.16)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Total Return A,B	25.96%	(5.68)%	16.07%	4.10%	(23.08)%
Ratios to Average Net Assets D,G
Expenses before reductions	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of fee waivers, if any	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of all reductions	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.76%	1.34%	2.92% F	1.27%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,872	$ 3,164	$ 3,208	$ 3,201	$ 2,496
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Real Estate

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68
Income from Investment Operations
Net investment income (loss) B	.17	.18	.36 E	.19	.20
Net realized and unrealized gain (loss)	2.05	(.67)	1.06	.25	(2.59)
Total from investment operations	2.22	(.49)	1.42	.44	(2.39)
Distributions from net investment income	(.19)	(.19)	(.35)	(.08)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.46)	(.37)	(.65) H	(.20)	-
Redemption fees added to paid in capital B	.01	- G	- G	- G	- G
Net asset value, end of period	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Total Return A	27.31%	(4.76)%	17.15%	5.29%	(22.38)%
Ratios to Average Net Assets C,F
Expenses before reductions	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of fee waivers, if any	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of all reductions	1.14%	1.12%	1.11%	1.14%	1.16%
Net investment income (loss)	1.76%	2.34%	3.92% E	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,269	$ 251,543	$ 322,045	$ 318,032	$ 336,126
Portfolio turnover rate D	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66
Income from Investment Operations
Net investment income (loss) B	.18	.18	.36 E	.19	.20
Net realized and unrealized gain (loss)	2.03	(.67)	1.06	.24	(2.58)
Total from investment operations	2.21	(.49)	1.42	.43	(2.38)
Distributions from net investment income	(.19)	(.20)	(.35)	(.08)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.46)	(.37) H	(.65) I	(.20)	-
Redemption fees added to paid in capital B	.01	- G	- G	- G	- G
Net asset value, end of period	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Total Return A	27.33%	(4.73)%	17.18%	5.18%	(22.33)%
Ratios to Average Net Assets C,F
Expenses before reductions	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.09%	1.12%	1.11%	1.14%	1.17%
Net investment income (loss)	1.81%	2.34%	3.92% E	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,905	$ 1,947	$ 1,785	$ 1,425	$ 1,600
Portfolio turnover rate D	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) (formerly a fund of Fidelity Securities Fund) and is authorized to issue an unlimited number of shares. In November 2012, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Select Portfolios effective December 14, 2012 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 35,402,890
Gross unrealized depreciation	(31,585,866)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,817,024

Tax Cost	$ 395,799,584

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 12,625,928
Capital loss carryforward	$ (294,625,375)
Net unrealized appreciation (depreciation)	$ 3,811,375

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total with expiration	(289,916,707)
No expiration
Long-term	(4,708,668)
Total capital loss carryforward	$ (294,625,375)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 16,361,155	$ 13,070,253

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,599,487 and $276,534,335, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,946	$ 728
Class T	.25%	.25%	19,532	178
Class B	.75%	.25%	4,929	3,707
Class C	.75%	.25%	53,542	14,514
			$ 107,949	$ 19,127

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,398
Class T	2,999
Class B*	394
Class C*	467
$ 11,258

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 35,367.30
Class T	12,606.32
Class B	1,482.30
Class C	16,153.30
International Real Estate	1,060,863.30
Institutional Class	13,620.25
	$ 1,140,091

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $853 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $102,268, including $3,254 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $59,996 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $72.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,336.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 172,173	$ 129,790
Class T	50,314	38,723
Class B	5,555	5,465
Class C	50,764	34,224
International Real Estate	6,155,855	6,491,807
Institutional Class	59,668	40,510
Total	$ 6,494,329	$ 6,740,519
From net realized gain
Class A	$ 314,199	$ 132,606
Class T	95,309	47,658
Class B	14,984	10,422
Class C	122,968	62,457
International Real Estate	9,219,722	6,040,035
Institutional Class	99,644	36,556
Total	$ 9,866,826	$ 6,329,734

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,371,466	561,131	$ 13,003,119	$ 4,326,130
Reinvestment of distributions	49,316	30,139	436,835	225,090
Shares redeemed	(967,943)	(505,235)	(9,409,705)	(3,930,366)
Net increase (decrease)	452,839	86,035	$ 4,030,249	$ 620,854
Class T
Shares sold	304,445	121,127	$ 2,888,842	$ 960,744
Reinvestment of distributions	15,671	11,086	136,967	82,612
Shares redeemed	(122,863)	(95,807)	(1,150,164)	(730,690)
Net increase (decrease)	197,253	36,406	$ 1,875,645	$ 312,666
Class B
Shares sold	13,231	10,309	$ 124,395	$ 80,691
Reinvestment of distributions	2,066	2,053	17,871	15,253
Shares redeemed	(25,020)	(19,799)	(238,871)	(151,766)
Net increase (decrease)	(9,723)	(7,437)	$ (96,605)	$ (55,822)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class C
Shares sold	484,045	126,213	$ 4,575,568	$ 1,000,819
Reinvestment of distributions	17,498	11,099	151,342	82,243
Shares redeemed	(192,159)	(107,140)	(1,818,767)	(798,655)
Net increase (decrease)	309,384	30,172	$ 2,908,143	$ 284,407
International Real Estate
Shares sold	20,213,881	6,073,777	$ 192,972,755	$ 47,017,817
Reinvestment of distributions	1,655,369	1,561,125	14,646,693	11,751,117
Shares redeemed	(15,686,974)	(12,463,432)	(154,320,297)	(96,926,190)
Net increase (decrease)	6,182,276	(4,828,530)	$ 53,299,151	$ (38,157,256)
Institutional Class
Shares sold	1,045,311	125,764	$ 10,362,559	$ 977,184
Reinvestment of distributions	14,563	8,633	130,213	64,775
Shares redeemed	(317,798)	(95,484)	(3,193,565)	(743,574)
Net increase (decrease)	742,076	38,913	$ 7,299,207	$ 298,385

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 18% of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and the Shareholders of Fidelity International Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Real Estate Fund (a fund of Fidelity Select Portfolios) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Real Estate Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos each oversees 230 Fidelity funds. David A. Rosow, Garnett A. Smith, and Michael E. Wiley each oversees 64 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Ronald P. O'Hanley is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2013

Mr. O'Hanley is Trustee and Chairman of the Board of Trustees of certain funds. Mr. O'Hanley also serves as a Trustee of other Fidelity funds (2011-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ned C. Lautenbach (1944)

Year of Election or Appointment: 2013

Mr. Lautenbach serves as Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

David A. Rosow (1942)

Year of Election or Appointment: 2013

Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present). Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2013

Mr. Stavropoulos serves as Vice Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2013

Mr. Wiley serves as Chairman of the Independent Trustees of Fidelity's Sector Portfolios (2013-present). Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Sector Portfolios. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector Portfolios. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector and Real Estate Equity Funds. Mr. Bartel also serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Sector Portfolios. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Sector Portfolios. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Sector Portfolios. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Sector Portfolios. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor International Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/16/13	09/13/13	$0.101	$0.221
Class T	09/16/13	09/13/13	$0.090	$0.221
Class B	09/16/13	09/13/13	$0.055	$0.221
Class C	09/16/13	09/13/13	$0.063	$0.221

Class A designates 18% and 8%; Class T designates 18% and 8%; Class B designates 21% and 9%; and Class C designates 20% and 9%; of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	09/10/12	0.157	0.0118
	12/17/12	0.070	0.0027
Class T	09/10/12	0.153	0.0118
	12/17/12	0.067	0.0027
Class B	09/10/12	0.133	0.0118
	12/17/12	0.060	0.0027
Class C	09/10/12	0.140	0.0118
	12/17/12	0.062	0.0027

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity International Real Estate Fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	180,736,422.29	82.001
Against	7,087,360.17	3.216
Abstain	9,618,379.00	4.364
Broker Non-Votes	22,965,765.79	10.419
TOTAL	220,407,927.25	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (UK) Ltd.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AIRE-UANN-0913
1.843178.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Institutional Class

Annual Report

July 31, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Real Estate Fund

Contents

Performance	#	How the fund has done over time.
Management's Discussion of Fund Performance	39	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	40	An example of shareholder expenses.
Investment Changes	41	A summary of major shifts in the fund's investments over the past six months.
Investments	42	A complete list of the fund's investments with their market values.
Financial Statements	45	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	55	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	65
Trustees and Officers	65
Distributions	70
Proxy Voting Results	70

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	27.33%	3.04%	5.82%

A From September 8, 2004.

B The initial offering of Institutional Class shares took place on April 4, 2007. Returns prior to April 4, 2007 are those of Fidelity® International Real Estate Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Real Estate Fund - Institutional Class on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index performed over the same period. The initial offering of Institutional Class took place on April 4, 2007. See above for additional information regarding the performance of Institutional Class.

21,000
17,500
15,000
12,500
10,000
9,000
8,000
7,000
$6,600
2005
2006
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$16,538 Fidelity Advisor® International Real Estate Fund - Institutional Class
$17,087 MSCI® EAFE® Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending July 31, 2013, international real estate stocks benefited from a variety of favorable trends - increased tenant demand, limited property supply, investors' heightened appetite for yield and a more stable global macroeconomic outlook. Against this backdrop, international property stocks, as measured by the FTSE® EPRASM/NAREIT® Developed ex North America Index, gained 17.29%. This result substantially outpaced U.S. real estate investment trusts (REITs), which added 6.53% during the same time frame, according to the Dow Jones U.S. Select Real Estate Securities IndexSM. International property markets had lagged the U.S. recovery in recent years and, coming off an adverse 2011 and early 2012, had significantly more room to rally. They also benefited because real estate investors anticipated strong earnings growth and further gains in property values. Of final note, supportive monetary policy on the part of the European Central Bank and the Bank of Japan were big positives for global real estate stocks, although for U.S. investors, those gains were tempered by the effects of a strengthening dollar. Even as global property stocks enjoyed very good results, the broader international-developed equity market fared even better, as the MSCI® EAFE® Index increased 23.62%. Meanwhile, the S&P 500® Index, a proxy for the U.S. stock market, returned 25.00%.

Comments from Guillermo de las Casas, Portfolio Manager of Fidelity Advisor® International Real Estate Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 26.94%, 26.62%, 25.87% and 25.96%, respectively (excluding sales charges), outpacing the FTSE® EPRASM/NAREIT® index. I have a bottom-up, stock-by-stock approach to security selection that focuses on companies whose valuations are undeservedly low relative to our longer-term expectations. During the period, very strong stock selection in Japan and, to a lesser extent, Singapore, the U.K. and Australia helped, while the only materially negative factor was an elevated cash stake in a rising market. The biggest individual relative contributors were Japanese property stocks Mitsui Fudosan, Kenedix Inc. and Ichigo Group Holdings. As Japan's market rallied, these names did particularly well, and I took profits by selling both Kenedix Inc. and Ichigo - two out-of-benchmark names - before period end. Germany's Patrizia Immobilien also added value. In contrast, the biggest individual detractor also was a Japanese property stock and benchmark component - Mitsubishi Estate - that the fund, unfortunately, did not own. Lacking Hong Kong-based Wharf Holdings, a strong-performing index constituent, further detracted, as did overweighting Westfield Group, an Australian mall company.

Comments from Guillermo de las Casas, Portfolio Manager of Fidelity Advisor® International Real Estate Fund: For the year, the fund's Institutional Class shares gained 27.33%, outpacing the FTSE® EPRASM/NAREIT® index. I have a bottom-up, stock-by-stock approach to security selection that focuses on companies whose valuations are undeservedly low relative to our longer-term expectations. During the period, very strong stock selection in Japan and, to a lesser extent, Singapore, the U.K. and Australia helped, while the only materially negative factor was an elevated cash stake in a rising market. The biggest individual relative contributors were Japanese property stocks Mitsui Fudosan, Kenedix Inc. and Ichigo Group Holdings. As Japan's market rallied, these names did particularly well, and I took profits by selling both Kenedix Inc. and Ichigo - two out-of-benchmark names - before period end. Germany's Patrizia Immobilien also added value. In contrast, the biggest individual detractor also was a Japanese property stock and benchmark component - Mitsubishi Estate - that the fund, unfortunately, did not own. Lacking Hong Kong-based Wharf Holdings, a strong-performing index constituent, further detracted, as did overweighting Westfield Group, an Australian mall company.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.39%
Actual		$ 1,000.00	$ 1,044.40	$ 7.05
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.67%
Actual		$ 1,000.00	$ 1,043.70	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.35
Class B	2.14%
Actual		$ 1,000.00	$ 1,039.70	$ 10.82
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.15%
Actual		$ 1,000.00	$ 1,041.10	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
International Real Estate	1.14%
Actual		$ 1,000.00	$ 1,046.10	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,046.20	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsui Fudosan Co. Ltd.	8.3	6.4
Sun Hung Kai Properties Ltd.	6.8	7.0
Westfield Group unit	6.2	7.3
Sumitomo Realty & Development Co. Ltd.	4.8	4.4
UOL Group Ltd.	3.1	2.8
Advance Residence Investment Corp.	3.0	0.0
Hongkong Land Holdings Ltd.	2.9	3.0
Helical Bar PLC	2.8	2.4
BLife Investment Corp.	2.7	1.5
Fukuoka (REIT) Investment Fund	2.7	0.0
	43.3
Top Five Countries as of July 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	26.5	18.5
United Kingdom	13.1	12.2
Australia	12.9	15.6
Hong Kong	10.6	13.7
Singapore	9.7	9.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	17.7	24.5
REITs - Industrial Buildings	4.1	3.9
REITs - Office Buildings	3.3	4.2
REITs - Health Care Facilities	2.6	2.1
REITs - Shopping Centers	2.0	3.1
Asset Allocation (% of fund's net assets)
As of July 31, 2013 *		As of January 31, 2013 **
	Stocks 95.8%		Stocks 94.8%
	Short-Term Investments and Net Other Assets (Liabilities) 4.2%		Short-Term Investments and Net Other Assets (Liabilities) 5.2%
* Foreign investments	95.8%	** Foreign investments	94.8%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 12.9%
Abacus Property Group unit	2,877,194	$ 5,715,426
ALE Property Group	584,109	1,428,072
Charter Hall Group unit	1,027,492	3,555,711
Goodman Group unit	1,457,675	6,184,291
Mirvac Group unit	6,800,749	10,025,079
Westfield Group unit	2,494,957	25,161,883
TOTAL AUSTRALIA		52,070,462
Bailiwick of Jersey - 2.0%
Atrium European Real Estate Ltd.	1,455,833	8,173,159
Belgium - 1.2%
Warehouses de Pauw	68,735	4,605,914
Bermuda - 5.4%
Great Eagle Holdings Ltd.	1,613,088	6,114,909
Hongkong Land Holdings Ltd.	1,708,000	11,563,160
Tai Cheung Holdings Ltd.	5,289,000	4,187,227
TOTAL BERMUDA		21,865,296
Brazil - 0.6%
BHG SA (Brazil Hospitality Group) (a)	142,300	1,047,906
BR Malls Participacoes SA	105,000	930,633
Multiplan Empreendimentos Imobiliarios SA	16,000	353,194
TOTAL BRAZIL		2,331,733
Cayman Islands - 1.1%
KWG Property Holding Ltd.	3,468,500	1,990,152
Langham Hospitality Investment unit	4,771,405	2,510,100
TOTAL CAYMAN ISLANDS		4,500,252
Finland - 1.0%
Sponda Oyj	784,900	4,030,580
France - 4.1%
Altarea	7,363	1,136,263
Societe de la Tour Eiffel (d)	19,825	1,293,390
Societe Fonciere Lyonnaise SA	114,486	6,016,105
Unibail-Rodamco	33,207	8,046,828
TOTAL FRANCE		16,492,586
Germany - 3.4%
Deutsche Annington Immobilien SE	70,000	1,690,210
Deutsche EuroShop AG	40,033	1,686,411
DIC Asset AG	102,000	1,035,222
Common Stocks - continued
	Shares	Value
Germany - continued
GSW Immobilien AG	50,000	$ 2,023,462
IVG Immobilien AG (a)(d)	272,000	60,792
LEG Immobilien AG	101,570	5,107,674
Patrizia Immobilien AG	184,864	2,029,200
TOTAL GERMANY		13,632,971
Hong Kong - 10.6%
Hang Lung Properties Ltd.	2,103,500	6,821,268
Hysan Development Co. Ltd.	991,703	4,213,293
Magnificent Estates Ltd.	46,843,000	2,174,362
Sun Hung Kai Properties Ltd.	2,055,133	27,426,152
Wheelock and Co. Ltd.	384,000	2,000,309
TOTAL HONG KONG		42,635,384
Italy - 1.1%
Beni Stabili SpA SIIQ	6,887,933	4,466,222
Japan - 26.5%
Advance Residence Investment Corp.	5,979	12,097,231
AEON Mall Co. Ltd.	170,920	4,262,962
BLife Investment Corp.	2,855	11,051,424
Fukuoka (REIT) Investment Fund	1,452	11,048,309
Hulic Co. Ltd.	318,500	3,822,260
Kenedix Residential Investment Corp.	480	1,073,149
Mitsui Fudosan Co. Ltd.	1,108,500	33,545,968
Nomura Real Estate Holdings, Inc.	447,900	10,443,833
Sumitomo Realty & Development Co. Ltd.	459,000	19,244,152
TOTAL JAPAN		106,589,288
Netherlands - 1.0%
Eurocommercial (Certificaten Van Aandelen) unit	34,000	1,292,954
VastNed Retail NV	63,005	2,684,294
TOTAL NETHERLANDS		3,977,248
Singapore - 9.7%
CDL Hospitality Trusts unit	1,130,000	1,480,466
Global Logistic Properties Ltd.	3,283,000	7,336,601
Parkway Life REIT	5,426,000	10,673,958
UOL Group Ltd.	2,259,000	12,407,302
Wing Tai Holdings Ltd.	3,530,181	5,916,737
Yanlord Land Group Ltd.	1,366,000	1,327,466
TOTAL SINGAPORE		39,142,530
Common Stocks - continued
	Shares	Value
Sweden - 2.1%
Castellum AB	251,300	$ 3,585,511
Hufvudstaden AB Series A	245,100	3,111,623
Wihlborgs Fastigheter AB	116,700	1,915,712
TOTAL SWEDEN		8,612,846
United Kingdom - 13.1%
Big Yellow Group PLC	1,017,400	6,732,581
Derwent London PLC	208,700	7,654,560
Hammerson PLC	663,829	5,347,155
Helical Bar PLC	2,525,564	11,487,623
Quintain Estates & Development PLC (a)	1,866,600	2,491,718
Safestore Holdings PLC	3,111,000	6,353,527
Segro PLC	1,032,500	4,881,706
St. Modwen Properties PLC	826,125	3,972,564
Unite Group PLC	653,700	3,881,304
TOTAL UNITED KINGDOM		52,802,738
TOTAL COMMON STOCKS (Cost $375,640,119)		385,929,209
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.11% (b)	13,565,807	13,565,807
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	121,592	121,592
TOTAL MONEY MARKET FUNDS (Cost $13,687,399)		13,687,399
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $389,327,518)		399,616,608
NET OTHER ASSETS (LIABILITIES) - 0.8%		3,138,587
NET ASSETS - 100%		$ 402,755,195
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,676
Fidelity Securities Lending Cash Central Fund	102,268
Total	$ 132,944
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 38,163,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $75,592) - See accompanying schedule: Unaffiliated issuers (cost $375,640,119)	$ 385,929,209
Fidelity Central Funds (cost $13,687,399)	13,687,399
Total Investments (cost $389,327,518)		$ 399,616,608
Foreign currency held at value (cost $22,748)		22,818
Receivable for investments sold		4,328,113
Receivable for fund shares sold		1,036,486
Dividends receivable		925,403
Distributions receivable from Fidelity Central Funds		9,688
Other receivables		31,034
Total assets		405,970,150

Liabilities
Payable for investments purchased	$ 1,271,790
Payable for fund shares redeemed	1,344,141
Accrued management fee	240,383
Distribution and service plan fees payable	11,165
Other affiliated payables	120,537
Other payables and accrued expenses	105,347
Collateral on securities loaned, at value	121,592
Total liabilities		3,214,955

Net Assets		$ 402,755,195
Net Assets consist of:
Paid in capital		$ 680,943,268
Undistributed net investment income		4,361,335
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(292,832,849)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,283,441
Net Assets		$ 402,755,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,172,763 ÷ 1,303,583 shares)	$ 10.11

Maximum offering price per share (100/94.25 of $10.11)	$ 10.73
Class T: Net Asset Value and redemption price per share ($5,080,715 ÷ 506,294 shares)	$ 10.04

Maximum offering price per share (100/96.50 of $10.04)	$ 10.40
Class B: Net Asset Value and offering price per share ($455,651 ÷ 45,819 shares)A	$ 9.94

Class C: Net Asset Value and offering price per share ($6,872,204 ÷ 694,892 shares)A	$ 9.89

International Real Estate: Net Asset Value, offering price and redemption price per share ($367,268,672 ÷ 35,985,691 shares)	$ 10.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,905,190 ÷ 973,322 shares)	$ 10.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 11,764,789
Interest		1,673
Income from Fidelity Central Funds		132,944
Income before foreign taxes withheld		11,899,406
Less foreign taxes withheld		(922,755)
Total income		10,976,651

Expenses
Management fee	$ 2,673,481
Transfer agent fees	1,140,091
Distribution and service plan fees	107,949
Accounting and security lending fees	196,943
Custodian fees and expenses	178,783
Independent trustees' compensation	2,635
Registration fees	108,640
Audit	78,929
Legal	1,376
Miscellaneous	2,489
Total expenses before reductions	4,491,316
Expense reductions	(61,404)	4,429,912
Net investment income (loss)		6,546,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,033)	38,560,429
Foreign currency transactions	55,058
Total net realized gain (loss)		38,615,487
Change in net unrealized appreciation (depreciation) on: Investment securities	37,604,145
Assets and liabilities in foreign currencies	(12,932)
Total change in net unrealized appreciation (depreciation)		37,591,213
Net gain (loss)		76,206,700
Net increase (decrease) in net assets resulting from operations		$ 82,753,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,546,739	$ 6,136,096
Net realized gain (loss)	38,615,487	(26,766,035)
Change in net unrealized appreciation (depreciation)	37,591,213	(38,755)
Net increase (decrease) in net assets resulting from operations	82,753,439	(20,668,694)
Distributions to shareholders from net investment income	(6,494,329)	(6,740,519)
Distributions to shareholders from net realized gain	(9,866,826)	(6,329,734)
Total distributions	(16,361,155)	(13,070,253)
Share transactions - net increase (decrease)	69,315,790	(36,696,766)
Redemption fees	249,182	82,484
Total increase (decrease) in net assets	135,957,256	(70,353,229)

Net Assets
Beginning of period	266,797,939	337,151,168
End of period (including undistributed net investment income of $4,361,335 and undistributed net investment income of $4,308,924, respectively)	$ 402,755,195	$ 266,797,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.14	.16	.34 F	.17	.18
Net realized and unrealized gain (loss)	2.03	(.65)	1.04	.24	(2.57)
Total from investment operations	2.17	(.49)	1.38	.41	(2.39)
Distributions from net investment income	(.17)	(.17)	(.33)	(.07)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.44)	(.35)	(.63) I	(.19)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Total Return A,B	26.94%	(4.88)%	16.76%	4.97%	(22.48)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of fee waivers, if any	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of all reductions	1.39%	1.37%	1.36%	1.39%	1.42%
Net investment income (loss)	1.51%	2.09%	3.67% F	2.02%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,173	$ 7,117	$ 7,047	$ 7,250	$ 6,745
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62
Income from Investment Operations
Net investment income (loss) C	.12	.14	.31 F	.15	.17
Net realized and unrealized gain (loss)	2.01	(.66)	1.04	.23	(2.58)
Total from investment operations	2.13	(.52)	1.35	.38	(2.41)
Distributions from net investment income	(.15)	(.14)	(.31)	(.06)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.42)	(.32)	(.60)	(.18)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Total Return A,B	26.62%	(5.23)%	16.54%	4.68%	(22.69)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.68%	1.72%	1.69%	1.70%	1.71%
Expenses net of fee waivers, if any	1.68%	1.70%	1.69%	1.70%	1.71%
Expenses net of all reductions	1.66%	1.63%	1.63%	1.65%	1.68%
Net investment income (loss)	1.23%	1.83%	3.41% F	1.75%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,081	$ 2,570	$ 2,496	$ 2,510	$ 2,080
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58
Income from Investment Operations
Net investment income (loss) C	.07	.10	.26 F	.11	.13
Net realized and unrealized gain (loss)	1.99	(.64)	1.03	.23	(2.57)
Total from investment operations	2.06	(.54)	1.29	.34	(2.44)
Distributions from net investment income	(.10)	(.09)	(.27)	(.04)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.37)	(.27)	(.56)	(.16)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Total Return A,B	25.87%	(5.61)%	15.90%	4.20%	(23.06)%
Ratios to Average Net Assets D,G
Expenses before reductions	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of fee waivers, if any	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of all reductions	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.76%	1.34%	2.92% F	1.26%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456	$ 457	$ 570	$ 629	$ 606
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.07	.10	.26 F	.11	.13
Net realized and unrealized gain (loss)	1.99	(.64)	1.04	.22	(2.57)
Total from investment operations	2.06	(.54)	1.30	.33	(2.44)
Distributions from net investment income	(.12)	(.10)	(.28)	(.04)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.39)	(.28)	(.57)	(.16)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Total Return A,B	25.96%	(5.68)%	16.07%	4.10%	(23.08)%
Ratios to Average Net Assets D,G
Expenses before reductions	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of fee waivers, if any	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of all reductions	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.76%	1.34%	2.92% F	1.27%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,872	$ 3,164	$ 3,208	$ 3,201	$ 2,496
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Real Estate

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68
Income from Investment Operations
Net investment income (loss) B	.17	.18	.36 E	.19	.20
Net realized and unrealized gain (loss)	2.05	(.67)	1.06	.25	(2.59)
Total from investment operations	2.22	(.49)	1.42	.44	(2.39)
Distributions from net investment income	(.19)	(.19)	(.35)	(.08)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.46)	(.37)	(.65) H	(.20)	-
Redemption fees added to paid in capital B	.01	- G	- G	- G	- G
Net asset value, end of period	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Total Return A	27.31%	(4.76)%	17.15%	5.29%	(22.38)%
Ratios to Average Net Assets C,F
Expenses before reductions	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of fee waivers, if any	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of all reductions	1.14%	1.12%	1.11%	1.14%	1.16%
Net investment income (loss)	1.76%	2.34%	3.92% E	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,269	$ 251,543	$ 322,045	$ 318,032	$ 336,126
Portfolio turnover rate D	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66
Income from Investment Operations
Net investment income (loss) B	.18	.18	.36 E	.19	.20
Net realized and unrealized gain (loss)	2.03	(.67)	1.06	.24	(2.58)
Total from investment operations	2.21	(.49)	1.42	.43	(2.38)
Distributions from net investment income	(.19)	(.20)	(.35)	(.08)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.46)	(.37) H	(.65) I	(.20)	-
Redemption fees added to paid in capital B	.01	- G	- G	- G	- G
Net asset value, end of period	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Total Return A	27.33%	(4.73)%	17.18%	5.18%	(22.33)%
Ratios to Average Net Assets C,F
Expenses before reductions	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.09%	1.12%	1.11%	1.14%	1.17%
Net investment income (loss)	1.81%	2.34%	3.92% E	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,905	$ 1,947	$ 1,785	$ 1,425	$ 1,600
Portfolio turnover rate D	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) (formerly a fund of Fidelity Securities Fund) and is authorized to issue an unlimited number of shares. In November 2012, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Select Portfolios effective December 14, 2012 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 35,402,890
Gross unrealized depreciation	(31,585,866)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,817,024

Tax Cost	$ 395,799,584

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 12,625,928
Capital loss carryforward	$ (294,625,375)
Net unrealized appreciation (depreciation)	$ 3,811,375

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total with expiration	(289,916,707)
No expiration
Long-term	(4,708,668)
Total capital loss carryforward	$ (294,625,375)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 16,361,155	$ 13,070,253

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,599,487 and $276,534,335, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,946	$ 728
Class T	.25%	.25%	19,532	178
Class B	.75%	.25%	4,929	3,707
Class C	.75%	.25%	53,542	14,514
			$ 107,949	$ 19,127

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,398
Class T	2,999
Class B*	394
Class C*	467
$ 11,258

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 35,367.30
Class T	12,606.32
Class B	1,482.30
Class C	16,153.30
International Real Estate	1,060,863.30
Institutional Class	13,620.25
	$ 1,140,091

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $853 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $102,268, including $3,254 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $59,996 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $72.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,336.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 172,173	$ 129,790
Class T	50,314	38,723
Class B	5,555	5,465
Class C	50,764	34,224
International Real Estate	6,155,855	6,491,807
Institutional Class	59,668	40,510
Total	$ 6,494,329	$ 6,740,519
From net realized gain
Class A	$ 314,199	$ 132,606
Class T	95,309	47,658
Class B	14,984	10,422
Class C	122,968	62,457
International Real Estate	9,219,722	6,040,035
Institutional Class	99,644	36,556
Total	$ 9,866,826	$ 6,329,734

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,371,466	561,131	$ 13,003,119	$ 4,326,130
Reinvestment of distributions	49,316	30,139	436,835	225,090
Shares redeemed	(967,943)	(505,235)	(9,409,705)	(3,930,366)
Net increase (decrease)	452,839	86,035	$ 4,030,249	$ 620,854
Class T
Shares sold	304,445	121,127	$ 2,888,842	$ 960,744
Reinvestment of distributions	15,671	11,086	136,967	82,612
Shares redeemed	(122,863)	(95,807)	(1,150,164)	(730,690)
Net increase (decrease)	197,253	36,406	$ 1,875,645	$ 312,666
Class B
Shares sold	13,231	10,309	$ 124,395	$ 80,691
Reinvestment of distributions	2,066	2,053	17,871	15,253
Shares redeemed	(25,020)	(19,799)	(238,871)	(151,766)
Net increase (decrease)	(9,723)	(7,437)	$ (96,605)	$ (55,822)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class C
Shares sold	484,045	126,213	$ 4,575,568	$ 1,000,819
Reinvestment of distributions	17,498	11,099	151,342	82,243
Shares redeemed	(192,159)	(107,140)	(1,818,767)	(798,655)
Net increase (decrease)	309,384	30,172	$ 2,908,143	$ 284,407
International Real Estate
Shares sold	20,213,881	6,073,777	$ 192,972,755	$ 47,017,817
Reinvestment of distributions	1,655,369	1,561,125	14,646,693	11,751,117
Shares redeemed	(15,686,974)	(12,463,432)	(154,320,297)	(96,926,190)
Net increase (decrease)	6,182,276	(4,828,530)	$ 53,299,151	$ (38,157,256)
Institutional Class
Shares sold	1,045,311	125,764	$ 10,362,559	$ 977,184
Reinvestment of distributions	14,563	8,633	130,213	64,775
Shares redeemed	(317,798)	(95,484)	(3,193,565)	(743,574)
Net increase (decrease)	742,076	38,913	$ 7,299,207	$ 298,385

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 18% of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and the Shareholders of Fidelity International Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Real Estate Fund (a fund of Fidelity Select Portfolios) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Real Estate Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos each oversees 230 Fidelity funds. David A. Rosow, Garnett A. Smith, and Michael E. Wiley each oversees 64 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Ronald P. O'Hanley is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2013

Mr. O'Hanley is Trustee and Chairman of the Board of Trustees of certain funds. Mr. O'Hanley also serves as a Trustee of other Fidelity funds (2011-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ned C. Lautenbach (1944)

Year of Election or Appointment: 2013

Mr. Lautenbach serves as Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

David A. Rosow (1942)

Year of Election or Appointment: 2013

Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present). Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2013

Mr. Stavropoulos serves as Vice Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2013

Mr. Wiley serves as Chairman of the Independent Trustees of Fidelity's Sector Portfolios (2013-present). Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Sector Portfolios. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector Portfolios. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector and Real Estate Equity Funds. Mr. Bartel also serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Sector Portfolios. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Sector Portfolios. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Sector Portfolios. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Sector Portfolios. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor International Real Estate Fund voted to pay on September 16, 2013, to shareholders of record at the opening of business on September 13, 2013, a distribution of $0.221 per share derived from capital gains realized from sales of portfolio securities, and a dividend of $0.123 per share from net investment income.

Institutional Class designates 17% and 8% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	09/10/2012	0.165	0.0118
Institutional Class	12/17/2012	0.073	0.0027

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity International Real Estate Fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	180,736,422.29	82.001
Against	7,087,360.17	3.216
Abstain	9,618,379.00	4.364
Broker Non-Votes	22,965,765.79	10.419
TOTAL	220,407,927.25	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (UK) Ltd.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AIREI-UANN-0913
1.843171.106

Fidelity®

International Real Estate

Fund

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity® International Real Estate Fund	27.31%	3.03%	5.81%

A From September 8, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Real Estate Fund, a class of the fund, on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending July 31, 2013, international real estate stocks benefited from a variety of favorable trends - increased tenant demand, limited property supply, investors' heightened appetite for yield and a more stable global macroeconomic outlook. Against this backdrop, international property stocks, as measured by the FTSE® EPRASM/NAREIT® Developed ex North America Index, gained 17.29%. This result substantially outpaced U.S. real estate investment trusts (REITs), which added 6.53% during the same time frame, according to the Dow Jones U.S. Select Real Estate Securities IndexSM. International property markets had lagged the U.S. recovery in recent years and, coming off an adverse 2011 and early 2012, had significantly more room to rally. They also benefited because real estate investors anticipated strong earnings growth and further gains in property values. Of final note, supportive monetary policy on the part of the European Central Bank and the Bank of Japan were big positives for global real estate stocks, although for U.S. investors, those gains were tempered by the effects of a strengthening dollar. Even as global property stocks enjoyed very good results, the broader international-developed equity market fared even better, as the MSCI® EAFE® Index increased 23.62%. Meanwhile, the S&P 500® Index, a proxy for the U.S. stock market, returned 25.00%.

Comments from Guillermo de las Casas, Portfolio Manager of Fidelity® International Real Estate Fund: For the year, the fund's Retail Class shares returned 27.31%, outpacing the FTSE® EPRASM/NAREIT® index. I have a bottom-up, stock-by-stock approach to security selection that focuses on companies whose valuations are undeservedly low relative to our longer-term expectations. During the period, very strong stock selection in Japan and, to a lesser extent, Singapore, the U.K. and Australia helped, while the only materially negative factor was an elevated cash stake in a rising market. The biggest individual relative contributors were Japanese property stocks Mitsui Fudosan, Kenedix Inc. and Ichigo Group Holdings. As Japan's market rallied, these names did particularly well, and I took profits by selling both Kenedix Inc. and Ichigo - two out-of-benchmark names - before period end. Germany's Patrizia Immobilien also added value. In contrast, the biggest individual detractor also was a Japanese property stock and benchmark component - Mitsubishi Estate - that the fund, unfortunately, did not own. Lacking Hong Kong-based Wharf Holdings, a strong-performing index constituent, further detracted, as did overweighting Westfield Group, an Australian mall company.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.39%
Actual		$ 1,000.00	$ 1,044.40	$ 7.05
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.67%
Actual		$ 1,000.00	$ 1,043.70	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.35
Class B	2.14%
Actual		$ 1,000.00	$ 1,039.70	$ 10.82
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.15%
Actual		$ 1,000.00	$ 1,041.10	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
International Real Estate	1.14%
Actual		$ 1,000.00	$ 1,046.10	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,046.20	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsui Fudosan Co. Ltd.	8.3	6.4
Sun Hung Kai Properties Ltd.	6.8	7.0
Westfield Group unit	6.2	7.3
Sumitomo Realty & Development Co. Ltd.	4.8	4.4
UOL Group Ltd.	3.1	2.8
Advance Residence Investment Corp.	3.0	0.0
Hongkong Land Holdings Ltd.	2.9	3.0
Helical Bar PLC	2.8	2.4
BLife Investment Corp.	2.7	1.5
Fukuoka (REIT) Investment Fund	2.7	0.0
	43.3
Top Five Countries as of July 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	26.5	18.5
United Kingdom	13.1	12.2
Australia	12.9	15.6
Hong Kong	10.6	13.7
Singapore	9.7	9.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	17.7	24.5
REITs - Industrial Buildings	4.1	3.9
REITs - Office Buildings	3.3	4.2
REITs - Health Care Facilities	2.6	2.1
REITs - Shopping Centers	2.0	3.1
Asset Allocation (% of fund's net assets)
As of July 31, 2013 *		As of January 31, 2013 **
	Stocks 95.8%		Stocks 94.8%
	Short-Term Investments and Net Other Assets (Liabilities) 4.2%		Short-Term Investments and Net Other Assets (Liabilities) 5.2%
* Foreign investments	95.8%	** Foreign investments	94.8%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 12.9%
Abacus Property Group unit	2,877,194	$ 5,715,426
ALE Property Group	584,109	1,428,072
Charter Hall Group unit	1,027,492	3,555,711
Goodman Group unit	1,457,675	6,184,291
Mirvac Group unit	6,800,749	10,025,079
Westfield Group unit	2,494,957	25,161,883
TOTAL AUSTRALIA		52,070,462
Bailiwick of Jersey - 2.0%
Atrium European Real Estate Ltd.	1,455,833	8,173,159
Belgium - 1.2%
Warehouses de Pauw	68,735	4,605,914
Bermuda - 5.4%
Great Eagle Holdings Ltd.	1,613,088	6,114,909
Hongkong Land Holdings Ltd.	1,708,000	11,563,160
Tai Cheung Holdings Ltd.	5,289,000	4,187,227
TOTAL BERMUDA		21,865,296
Brazil - 0.6%
BHG SA (Brazil Hospitality Group) (a)	142,300	1,047,906
BR Malls Participacoes SA	105,000	930,633
Multiplan Empreendimentos Imobiliarios SA	16,000	353,194
TOTAL BRAZIL		2,331,733
Cayman Islands - 1.1%
KWG Property Holding Ltd.	3,468,500	1,990,152
Langham Hospitality Investment unit	4,771,405	2,510,100
TOTAL CAYMAN ISLANDS		4,500,252
Finland - 1.0%
Sponda Oyj	784,900	4,030,580
France - 4.1%
Altarea	7,363	1,136,263
Societe de la Tour Eiffel (d)	19,825	1,293,390
Societe Fonciere Lyonnaise SA	114,486	6,016,105
Unibail-Rodamco	33,207	8,046,828
TOTAL FRANCE		16,492,586
Germany - 3.4%
Deutsche Annington Immobilien SE	70,000	1,690,210
Deutsche EuroShop AG	40,033	1,686,411
DIC Asset AG	102,000	1,035,222
Common Stocks - continued
	Shares	Value
Germany - continued
GSW Immobilien AG	50,000	$ 2,023,462
IVG Immobilien AG (a)(d)	272,000	60,792
LEG Immobilien AG	101,570	5,107,674
Patrizia Immobilien AG	184,864	2,029,200
TOTAL GERMANY		13,632,971
Hong Kong - 10.6%
Hang Lung Properties Ltd.	2,103,500	6,821,268
Hysan Development Co. Ltd.	991,703	4,213,293
Magnificent Estates Ltd.	46,843,000	2,174,362
Sun Hung Kai Properties Ltd.	2,055,133	27,426,152
Wheelock and Co. Ltd.	384,000	2,000,309
TOTAL HONG KONG		42,635,384
Italy - 1.1%
Beni Stabili SpA SIIQ	6,887,933	4,466,222
Japan - 26.5%
Advance Residence Investment Corp.	5,979	12,097,231
AEON Mall Co. Ltd.	170,920	4,262,962
BLife Investment Corp.	2,855	11,051,424
Fukuoka (REIT) Investment Fund	1,452	11,048,309
Hulic Co. Ltd.	318,500	3,822,260
Kenedix Residential Investment Corp.	480	1,073,149
Mitsui Fudosan Co. Ltd.	1,108,500	33,545,968
Nomura Real Estate Holdings, Inc.	447,900	10,443,833
Sumitomo Realty & Development Co. Ltd.	459,000	19,244,152
TOTAL JAPAN		106,589,288
Netherlands - 1.0%
Eurocommercial (Certificaten Van Aandelen) unit	34,000	1,292,954
VastNed Retail NV	63,005	2,684,294
TOTAL NETHERLANDS		3,977,248
Singapore - 9.7%
CDL Hospitality Trusts unit	1,130,000	1,480,466
Global Logistic Properties Ltd.	3,283,000	7,336,601
Parkway Life REIT	5,426,000	10,673,958
UOL Group Ltd.	2,259,000	12,407,302
Wing Tai Holdings Ltd.	3,530,181	5,916,737
Yanlord Land Group Ltd.	1,366,000	1,327,466
TOTAL SINGAPORE		39,142,530
Common Stocks - continued
	Shares	Value
Sweden - 2.1%
Castellum AB	251,300	$ 3,585,511
Hufvudstaden AB Series A	245,100	3,111,623
Wihlborgs Fastigheter AB	116,700	1,915,712
TOTAL SWEDEN		8,612,846
United Kingdom - 13.1%
Big Yellow Group PLC	1,017,400	6,732,581
Derwent London PLC	208,700	7,654,560
Hammerson PLC	663,829	5,347,155
Helical Bar PLC	2,525,564	11,487,623
Quintain Estates & Development PLC (a)	1,866,600	2,491,718
Safestore Holdings PLC	3,111,000	6,353,527
Segro PLC	1,032,500	4,881,706
St. Modwen Properties PLC	826,125	3,972,564
Unite Group PLC	653,700	3,881,304
TOTAL UNITED KINGDOM		52,802,738
TOTAL COMMON STOCKS (Cost $375,640,119)		385,929,209
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.11% (b)	13,565,807	13,565,807
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	121,592	121,592
TOTAL MONEY MARKET FUNDS (Cost $13,687,399)		13,687,399
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $389,327,518)		399,616,608
NET OTHER ASSETS (LIABILITIES) - 0.8%		3,138,587
NET ASSETS - 100%		$ 402,755,195
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,676
Fidelity Securities Lending Cash Central Fund	102,268
Total	$ 132,944
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 38,163,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $75,592) - See accompanying schedule: Unaffiliated issuers (cost $375,640,119)	$ 385,929,209
Fidelity Central Funds (cost $13,687,399)	13,687,399
Total Investments (cost $389,327,518)		$ 399,616,608
Foreign currency held at value (cost $22,748)		22,818
Receivable for investments sold		4,328,113
Receivable for fund shares sold		1,036,486
Dividends receivable		925,403
Distributions receivable from Fidelity Central Funds		9,688
Other receivables		31,034
Total assets		405,970,150

Liabilities
Payable for investments purchased	$ 1,271,790
Payable for fund shares redeemed	1,344,141
Accrued management fee	240,383
Distribution and service plan fees payable	11,165
Other affiliated payables	120,537
Other payables and accrued expenses	105,347
Collateral on securities loaned, at value	121,592
Total liabilities		3,214,955

Net Assets		$ 402,755,195
Net Assets consist of:
Paid in capital		$ 680,943,268
Undistributed net investment income		4,361,335
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(292,832,849)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,283,441
Net Assets		$ 402,755,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,172,763 ÷ 1,303,583 shares)	$ 10.11

Maximum offering price per share (100/94.25 of $10.11)	$ 10.73
Class T: Net Asset Value and redemption price per share ($5,080,715 ÷ 506,294 shares)	$ 10.04

Maximum offering price per share (100/96.50 of $10.04)	$ 10.40
Class B: Net Asset Value and offering price per share ($455,651 ÷ 45,819 shares)A	$ 9.94

Class C: Net Asset Value and offering price per share ($6,872,204 ÷ 694,892 shares)A	$ 9.89

International Real Estate: Net Asset Value, offering price and redemption price per share ($367,268,672 ÷ 35,985,691 shares)	$ 10.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,905,190 ÷ 973,322 shares)	$ 10.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 11,764,789
Interest		1,673
Income from Fidelity Central Funds		132,944
Income before foreign taxes withheld		11,899,406
Less foreign taxes withheld		(922,755)
Total income		10,976,651

Expenses
Management fee	$ 2,673,481
Transfer agent fees	1,140,091
Distribution and service plan fees	107,949
Accounting and security lending fees	196,943
Custodian fees and expenses	178,783
Independent trustees' compensation	2,635
Registration fees	108,640
Audit	78,929
Legal	1,376
Miscellaneous	2,489
Total expenses before reductions	4,491,316
Expense reductions	(61,404)	4,429,912
Net investment income (loss)		6,546,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,033)	38,560,429
Foreign currency transactions	55,058
Total net realized gain (loss)		38,615,487
Change in net unrealized appreciation (depreciation) on: Investment securities	37,604,145
Assets and liabilities in foreign currencies	(12,932)
Total change in net unrealized appreciation (depreciation)		37,591,213
Net gain (loss)		76,206,700
Net increase (decrease) in net assets resulting from operations		$ 82,753,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,546,739	$ 6,136,096
Net realized gain (loss)	38,615,487	(26,766,035)
Change in net unrealized appreciation (depreciation)	37,591,213	(38,755)
Net increase (decrease) in net assets resulting from operations	82,753,439	(20,668,694)
Distributions to shareholders from net investment income	(6,494,329)	(6,740,519)
Distributions to shareholders from net realized gain	(9,866,826)	(6,329,734)
Total distributions	(16,361,155)	(13,070,253)
Share transactions - net increase (decrease)	69,315,790	(36,696,766)
Redemption fees	249,182	82,484
Total increase (decrease) in net assets	135,957,256	(70,353,229)

Net Assets
Beginning of period	266,797,939	337,151,168
End of period (including undistributed net investment income of $4,361,335 and undistributed net investment income of $4,308,924, respectively)	$ 402,755,195	$ 266,797,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.14	.16	.34 F	.17	.18
Net realized and unrealized gain (loss)	2.03	(.65)	1.04	.24	(2.57)
Total from investment operations	2.17	(.49)	1.38	.41	(2.39)
Distributions from net investment income	(.17)	(.17)	(.33)	(.07)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.44)	(.35)	(.63) I	(.19)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Total Return A,B	26.94%	(4.88)%	16.76%	4.97%	(22.48)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of fee waivers, if any	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of all reductions	1.39%	1.37%	1.36%	1.39%	1.42%
Net investment income (loss)	1.51%	2.09%	3.67% F	2.02%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,173	$ 7,117	$ 7,047	$ 7,250	$ 6,745
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62
Income from Investment Operations
Net investment income (loss) C	.12	.14	.31 F	.15	.17
Net realized and unrealized gain (loss)	2.01	(.66)	1.04	.23	(2.58)
Total from investment operations	2.13	(.52)	1.35	.38	(2.41)
Distributions from net investment income	(.15)	(.14)	(.31)	(.06)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.42)	(.32)	(.60)	(.18)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Total Return A,B	26.62%	(5.23)%	16.54%	4.68%	(22.69)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.68%	1.72%	1.69%	1.70%	1.71%
Expenses net of fee waivers, if any	1.68%	1.70%	1.69%	1.70%	1.71%
Expenses net of all reductions	1.66%	1.63%	1.63%	1.65%	1.68%
Net investment income (loss)	1.23%	1.83%	3.41% F	1.75%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,081	$ 2,570	$ 2,496	$ 2,510	$ 2,080
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58
Income from Investment Operations
Net investment income (loss) C	.07	.10	.26 F	.11	.13
Net realized and unrealized gain (loss)	1.99	(.64)	1.03	.23	(2.57)
Total from investment operations	2.06	(.54)	1.29	.34	(2.44)
Distributions from net investment income	(.10)	(.09)	(.27)	(.04)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.37)	(.27)	(.56)	(.16)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Total Return A,B	25.87%	(5.61)%	15.90%	4.20%	(23.06)%
Ratios to Average Net Assets D,G
Expenses before reductions	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of fee waivers, if any	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of all reductions	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.76%	1.34%	2.92% F	1.26%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456	$ 457	$ 570	$ 629	$ 606
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.07	.10	.26 F	.11	.13
Net realized and unrealized gain (loss)	1.99	(.64)	1.04	.22	(2.57)
Total from investment operations	2.06	(.54)	1.30	.33	(2.44)
Distributions from net investment income	(.12)	(.10)	(.28)	(.04)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.39)	(.28)	(.57)	(.16)	-
Redemption fees added to paid in capital C	.01	- H	- H	- H	- H
Net asset value, end of period	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Total Return A,B	25.96%	(5.68)%	16.07%	4.10%	(23.08)%
Ratios to Average Net Assets D,G
Expenses before reductions	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of fee waivers, if any	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of all reductions	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.76%	1.34%	2.92% F	1.27%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,872	$ 3,164	$ 3,208	$ 3,201	$ 2,496
Portfolio turnover rate E	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Real Estate

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68
Income from Investment Operations
Net investment income (loss) B	.17	.18	.36 E	.19	.20
Net realized and unrealized gain (loss)	2.05	(.67)	1.06	.25	(2.59)
Total from investment operations	2.22	(.49)	1.42	.44	(2.39)
Distributions from net investment income	(.19)	(.19)	(.35)	(.08)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.46)	(.37)	(.65) H	(.20)	-
Redemption fees added to paid in capital B	.01	- G	- G	- G	- G
Net asset value, end of period	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Total Return A	27.31%	(4.76)%	17.15%	5.29%	(22.38)%
Ratios to Average Net Assets C,F
Expenses before reductions	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of fee waivers, if any	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of all reductions	1.14%	1.12%	1.11%	1.14%	1.16%
Net investment income (loss)	1.76%	2.34%	3.92% E	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,269	$ 251,543	$ 322,045	$ 318,032	$ 336,126
Portfolio turnover rate D	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66
Income from Investment Operations
Net investment income (loss) B	.18	.18	.36 E	.19	.20
Net realized and unrealized gain (loss)	2.03	(.67)	1.06	.24	(2.58)
Total from investment operations	2.21	(.49)	1.42	.43	(2.38)
Distributions from net investment income	(.19)	(.20)	(.35)	(.08)	-
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.46)	(.37) H	(.65) I	(.20)	-
Redemption fees added to paid in capital B	.01	- G	- G	- G	- G
Net asset value, end of period	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Total Return A	27.33%	(4.73)%	17.18%	5.18%	(22.33)%
Ratios to Average Net Assets C,F
Expenses before reductions	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.09%	1.12%	1.11%	1.14%	1.17%
Net investment income (loss)	1.81%	2.34%	3.92% E	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,905	$ 1,947	$ 1,785	$ 1,425	$ 1,600
Portfolio turnover rate D	78%	138%	131%	95%	55%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) (formerly a fund of Fidelity Securities Fund) and is authorized to issue an unlimited number of shares. In November 2012, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Select Portfolios effective December 14, 2012 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 35,402,890
Gross unrealized depreciation	(31,585,866)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,817,024

Tax Cost	$ 395,799,584

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 12,625,928
Capital loss carryforward	$ (294,625,375)
Net unrealized appreciation (depreciation)	$ 3,811,375

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total with expiration	(289,916,707)
No expiration
Long-term	(4,708,668)
Total capital loss carryforward	$ (294,625,375)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 16,361,155	$ 13,070,253

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,599,487 and $276,534,335, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,946	$ 728
Class T	.25%	.25%	19,532	178
Class B	.75%	.25%	4,929	3,707
Class C	.75%	.25%	53,542	14,514
			$ 107,949	$ 19,127

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,398
Class T	2,999
Class B*	394
Class C*	467
$ 11,258

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 35,367.30
Class T	12,606.32
Class B	1,482.30
Class C	16,153.30
International Real Estate	1,060,863.30
Institutional Class	13,620.25
	$ 1,140,091

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $853 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $102,268, including $3,254 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $59,996 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $72.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,336.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 172,173	$ 129,790
Class T	50,314	38,723
Class B	5,555	5,465
Class C	50,764	34,224
International Real Estate	6,155,855	6,491,807
Institutional Class	59,668	40,510
Total	$ 6,494,329	$ 6,740,519
From net realized gain
Class A	$ 314,199	$ 132,606
Class T	95,309	47,658
Class B	14,984	10,422
Class C	122,968	62,457
International Real Estate	9,219,722	6,040,035
Institutional Class	99,644	36,556
Total	$ 9,866,826	$ 6,329,734

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,371,466	561,131	$ 13,003,119	$ 4,326,130
Reinvestment of distributions	49,316	30,139	436,835	225,090
Shares redeemed	(967,943)	(505,235)	(9,409,705)	(3,930,366)
Net increase (decrease)	452,839	86,035	$ 4,030,249	$ 620,854
Class T
Shares sold	304,445	121,127	$ 2,888,842	$ 960,744
Reinvestment of distributions	15,671	11,086	136,967	82,612
Shares redeemed	(122,863)	(95,807)	(1,150,164)	(730,690)
Net increase (decrease)	197,253	36,406	$ 1,875,645	$ 312,666
Class B
Shares sold	13,231	10,309	$ 124,395	$ 80,691
Reinvestment of distributions	2,066	2,053	17,871	15,253
Shares redeemed	(25,020)	(19,799)	(238,871)	(151,766)
Net increase (decrease)	(9,723)	(7,437)	$ (96,605)	$ (55,822)

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Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class C
Shares sold	484,045	126,213	$ 4,575,568	$ 1,000,819
Reinvestment of distributions	17,498	11,099	151,342	82,243
Shares redeemed	(192,159)	(107,140)	(1,818,767)	(798,655)
Net increase (decrease)	309,384	30,172	$ 2,908,143	$ 284,407
International Real Estate
Shares sold	20,213,881	6,073,777	$ 192,972,755	$ 47,017,817
Reinvestment of distributions	1,655,369	1,561,125	14,646,693	11,751,117
Shares redeemed	(15,686,974)	(12,463,432)	(154,320,297)	(96,926,190)
Net increase (decrease)	6,182,276	(4,828,530)	$ 53,299,151	$ (38,157,256)
Institutional Class
Shares sold	1,045,311	125,764	$ 10,362,559	$ 977,184
Reinvestment of distributions	14,563	8,633	130,213	64,775
Shares redeemed	(317,798)	(95,484)	(3,193,565)	(743,574)
Net increase (decrease)	742,076	38,913	$ 7,299,207	$ 298,385

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 18% of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and the Shareholders of Fidelity International Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Real Estate Fund (a fund of Fidelity Select Portfolios) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Real Estate Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos each oversees 230 Fidelity funds. David A. Rosow, Garnett A. Smith, and Michael E. Wiley each oversees 64 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Ronald P. O'Hanley is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2013

Mr. O'Hanley is Trustee and Chairman of the Board of Trustees of certain funds. Mr. O'Hanley also serves as a Trustee of other Fidelity funds (2011-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ned C. Lautenbach (1944)

Year of Election or Appointment: 2013

Mr. Lautenbach serves as Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

David A. Rosow (1942)

Year of Election or Appointment: 2013

Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present). Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2013

Mr. Stavropoulos serves as Vice Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2013

Mr. Wiley serves as Chairman of the Independent Trustees of Fidelity's Sector Portfolios (2013-present). Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Sector Portfolios. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector Portfolios. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector and Real Estate Equity Funds. Mr. Bartel also serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Sector Portfolios. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Sector Portfolios. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Sector Portfolios. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Sector Portfolios. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity International Real Estate Fund voted to pay on September 16, 2013, to shareholders of record at the opening of business on September 13, 2013, a distribution of $0.221 per share derived from capital gains realized from sales of portfolio securities, and a dividend of $0.118 per share from net investment income.

International Real Estate designates 17% and 8% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
International Real Estate	09/10/2012	0.165	0.0118
International Real Estate	12/17/2012	0.072	0.0027

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity International Real Estate Fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	180,736,422.29	82.001
Against	7,087,360.17	3.216
Abstain	9,618,379.00	4.364
Broker Non-Votes	22,965,765.79	10.419
TOTAL	220,407,927.25	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisers

FIL Investment Advisers (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IRE-UANN-0913
1.801327.108

Fidelity®

Real Estate Investment

Portfolio

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Real Estate Investment Portfolio	7.28%	7.56%	10.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Real Estate Investment Portfolio on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip- laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from Steven Buller, Portfolio Manager of Fidelity® Real Estate Investment Portfolio: For the year, the fund gained 7.28%, outpacing the 6.53% for the benchmark Dow Jones U.S. Select Real Estate Securities IndexSM. Real estate investment trusts (REITs) generally enjoyed strong results until May, when higher interest rates began weighing heavily on the market. My investment approach emphasizes stock-by- stock security selection, making use of Fidelity's vast research resources to find attractively valued REITs. On an individual security basis, the fund's top contributor was global warehouse owner Prologis, which I believed was well-positioned to capitalize on strong demand for distribution facilities. Another notable contributor was Host Hotels & Resorts, which was situated to benefit from an increase in group-travel business. I opted to own this stock in place of another hotel REIT, Hospitality Properties Trust. While I found this latter stock to be a less compelling opportunity, it was a benchmark component that nevertheless performed well, which hampered the fund's result. Also adding value was office REIT SL Green Realty, an owner of Manhattan office buildings, which recovered as investors become more optimistic about the company's prospects, while another notable detractor was apartment REIT Equity Residential, which was pressured by increased supply of apartment units and a recovery of the housing market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Actual	.80%	$ 1,000.00	$ 1,029.10	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.6	11.9
Public Storage	8.4	8.7
Ventas, Inc.	6.6	7.3
Host Hotels & Resorts, Inc.	5.3	4.4
Prologis, Inc.	5.2	7.0
HCP, Inc.	4.7	5.8
Equity Residential (SBI)	4.6	4.5
AvalonBay Communities, Inc.	3.9	2.9
SL Green Realty Corp.	3.2	2.9
Kimco Realty Corp.	3.1	3.0
	57.6
Top Five REIT Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Industrial Buildings	18.8	20.8
REITs - Malls	18.4	17.8
REITs - Apartments	17.1	16.3
REITs - Health Care Facilities	11.3	13.1
REITs - Office Buildings	11.2	8.9
Asset Allocation (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
Stocks 98.8%	Stocks 97.9%
Short-Term Investments and Net Other Assets (Liabilities) 1.2%	Short-Term Investments and Net Other Assets (Liabilities) 2.1%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - 97.3%
REITs - Apartments - 17.1%
American Campus Communities, Inc.	623,150	$ 23,935
Apartment Investment & Management Co. Class A	2,879,974	84,614
AvalonBay Communities, Inc.	1,127,500	152,596
Camden Property Trust (SBI)	1,011,100	71,323
Education Realty Trust, Inc.	1,805,860	17,029
Equity Residential (SBI)	3,224,600	180,578
Home Properties, Inc.	646,500	41,253
Post Properties, Inc.	831,300	38,672
UDR, Inc.	2,752,341	68,919
TOTAL REITS - APARTMENTS		678,919
REITs - Factory Outlets - 1.6%
Tanger Factory Outlet Centers, Inc.	1,907,300	61,854
REITs - Health Care Facilities - 11.3%
HCP, Inc.	4,262,600	187,000
Ventas, Inc.	3,955,454	260,032
TOTAL REITS - HEALTH CARE FACILITIES		447,032
REITs - Hotels - 6.6%
Chesapeake Lodging Trust	499,985	11,455
Host Hotels & Resorts, Inc.	11,731,905	209,532
Sunstone Hotel Investors, Inc.	3,147,500	40,729
TOTAL REITS - HOTELS		261,716
REITs - Industrial Buildings - 18.8%
DCT Industrial Trust, Inc.	3,831,300	28,773
Duke Realty LP	4,621,800	76,121
DuPont Fabros Technology, Inc.	980,000	22,452
Extra Space Storage, Inc.	1,035,700	43,551
First Industrial Realty Trust, Inc.	1,382,500	22,618
First Potomac Realty Trust	499,600	6,780
Prologis, Inc.	5,367,200	205,886
Public Storage	2,082,300	331,544
Terreno Realty Corp.	298,100	5,467
TOTAL REITS - INDUSTRIAL BUILDINGS		743,192
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 18.4%
CBL & Associates Properties, Inc.	1,675,850	$ 38,159
General Growth Properties, Inc.	5,286,000	109,632
Simon Property Group, Inc.	3,111,272	497,988
The Macerich Co.	1,307,800	81,149
TOTAL REITS - MALLS		726,928
REITs - Management/Investment - 2.3%
Digital Realty Trust, Inc. (d)	1,345,500	74,393
Equity Lifestyle Properties, Inc.	186,000	7,159
New Residential Investment Corp.	1,398,000	9,269
TOTAL REITS - MANAGEMENT/INVESTMENT		90,821
REITs - Mobile Home Parks - 0.9%
Sun Communities, Inc.	725,300	35,119
REITs - Mortgage - 0.1%
Newcastle Investment Corp.	893,000	5,179
REITs - Office Buildings - 11.2%
BioMed Realty Trust, Inc.	1,997,500	41,268
Boston Properties, Inc.	1,008,300	107,838
Brandywine Realty Trust (SBI)	2,565,100	35,757
Cousins Properties, Inc.	1,600,000	16,400
Douglas Emmett, Inc.	1,499,200	37,495
Highwoods Properties, Inc. (SBI)	1,196,123	43,395
Hudson Pacific Properties, Inc.	180,000	3,906
Piedmont Office Realty Trust, Inc. Class A	1,845,000	33,376
SL Green Realty Corp.	1,383,446	125,409
TOTAL REITS - OFFICE BUILDINGS		444,844
REITs - Shopping Centers - 8.8%
Cedar Shopping Centers, Inc.	1,028,405	5,697
DDR Corp. (d)	6,589,867	112,555
Excel Trust, Inc.	530,200	6,882
Federal Realty Investment Trust (SBI)	68,800	7,247
Glimcher Realty Trust	2,466,979	27,729
Kimco Realty Corp.	5,453,800	122,983
Kite Realty Group Trust	1,125,000	6,491
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Ramco-Gershenson Properties Trust (SBI)	842,124	$ 13,045
Vornado Realty Trust	563,071	47,754
TOTAL REITS - SHOPPING CENTERS		350,383
REITs - Storage - 0.2%
Chambers Street Properties (d)	791,566	6,404
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,852,391
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Real Estate Operating Companies - 1.5%
Forest City Enterprises, Inc. Class A (a)	3,523,400	61,730
TOTAL COMMON STOCKS (Cost $3,310,835)		3,914,121
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.11% (b)	47,259,005	47,259
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	102,794,025	102,794
TOTAL MONEY MARKET FUNDS (Cost $150,053)		150,053
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $3,460,888)		4,064,174
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(104,484)
NET ASSETS - 100%		$ 3,959,690
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 75
Fidelity Securities Lending Cash Central Fund	114
Total	$ 189
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $98,257) - See accompanying schedule: Unaffiliated issuers (cost $3,310,835)	$ 3,914,121
Fidelity Central Funds (cost $150,053)	150,053
Total Investments (cost $3,460,888)		$ 4,064,174
Receivable for investments sold		12,494
Receivable for fund shares sold		2,562
Dividends receivable		632
Distributions receivable from Fidelity Central Funds		49
Other receivables		16
Total assets		4,079,927

Liabilities
Payable for investments purchased	$ 8,122
Payable for fund shares redeemed	6,557
Accrued management fee	1,876
Other affiliated payables	812
Other payables and accrued expenses	76
Collateral on securities loaned, at value	102,794
Total liabilities		120,237

Net Assets		$ 3,959,690
Net Assets consist of:
Paid in capital		$ 3,473,096
Undistributed net investment income		17,736
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(134,428)
Net unrealized appreciation (depreciation) on investments		603,286
Net Assets, for 116,364 shares outstanding		$ 3,959,690
Net Asset Value, offering price and redemption price per share ($3,959,690 ÷ 116,364 shares)		$ 34.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2013

Investment Income
Dividends		$ 97,336
Income from Fidelity Central Funds		189
Total income		97,525

Expenses
Management fee	$ 21,734
Transfer agent fees	8,489
Accounting and security lending fees	1,045
Custodian fees and expenses	51
Independent trustees' compensation	28
Registration fees	119
Audit	80
Legal	13
Miscellaneous	35
Total expenses before reductions	31,594
Expense reductions	(194)	31,400
Net investment income (loss)		66,125
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	276,574
Foreign currency transactions	53
Total net realized gain (loss)		276,627
Change in net unrealized appreciation (depreciation) on investment securities		(79,499)
Net gain (loss)		197,128
Net increase (decrease) in net assets resulting from operations		$ 263,253

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,125	$ 43,261
Net realized gain (loss)	276,627	331,427
Change in net unrealized appreciation (depreciation)	(79,499)	38,547
Net increase (decrease) in net assets resulting from operations	263,253	413,235
Distributions to shareholders from net investment income	(55,072)	(41,015)
Share transactions Proceeds from sales of shares	1,054,022	837,688
Reinvestment of distributions	50,542	37,656
Cost of shares redeemed	(1,043,585)	(1,100,253)
Net increase (decrease) in net assets resulting from share transactions	60,979	(224,909)
Redemption fees	555	488
Total increase (decrease) in net assets	269,715	147,799

Net Assets
Beginning of period	3,689,975	3,542,176
End of period (including undistributed net investment income of $17,736 and undistributed net investment income of $7,033, respectively)	$ 3,959,690	$ 3,689,975
Other Information Shares
Sold	31,385	29,200
Issued in reinvestment of distributions	1,546	1,362
Redeemed	(31,251)	(39,033)
Net increase (decrease)	1,680	(8,471)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.18	$ 28.76	$ 23.32	$ 14.61	$ 26.12
Income from Investment Operations
Net investment income (loss) B	.56	.36	.24	.38	.46
Net realized and unrealized gain (loss)	1.76	3.41	5.47	8.74	(11.33)
Total from investment operations	2.32	3.77	5.71	9.12	(10.87)
Distributions from net investment income	(.47)	(.35)	(.27)	(.42)	(.55)
Distributions from net realized gain	-	-	-	-	(.10)
Total distributions	(.47)	(.35)	(.27)	(.42)	(.65)
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 34.03	$ 32.18	$ 28.76	$ 23.32	$ 14.61
Total Return A	7.28%	13.31%	24.67%	63.10%	(41.77)%
Ratios to Average Net Assets C, E
Expenses before reductions	.81%	.84%	.85%	.90%	.92%
Expenses net of fee waivers, if any	.81%	.84%	.85%	.90%	.92%
Expenses net of all reductions	.80%	.84%	.85%	.90%	.92%
Net investment income (loss)	1.69%	1.28%	.90%	1.86%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 3,960	$ 3,690	$ 3,542	$ 3,067	$ 1,977
Portfolio turnover rate D	26%	26%	25%	46%	74%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) (formerly a fund of Fidelity Devonshire Trust) and is authorized to issue an unlimited number of shares. In November 2012, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Select Portfolios effective December 14, 2012 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 769,901
Gross unrealized depreciation	(301,043)
Net unrealized appreciation (depreciation) on securities and other investments	$ 468,858

Tax Cost	$ 3,595,316

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,737
Net unrealized appreciation (depreciation)	$ 468,858

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 55,072	$ 41,015

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,106,957 and $992,768, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $114. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $185 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by seventy-five dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $9.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and the Shareholders of Fidelity Real Estate Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate Investment Portfolio (a fund of Fidelity Select Portfolios) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate Investment Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos each oversees 230 Fidelity funds. David A. Rosow, Garnett A. Smith, and Michael E. Wiley each oversees 64 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Ronald P. O'Hanley is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2013

Mr. O'Hanley is Trustee and Chairman of the Board of Trustees of certain funds. Mr. O'Hanley also serves as a Trustee of other Fidelity funds (2011-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ned C. Lautenbach (1944)

Year of Election or Appointment: 2013

Mr. Lautenbach serves as Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

David A. Rosow (1942)

Year of Election or Appointment: 2013

Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present). Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2013

Mr. Stavropoulos serves as Vice Chairman of the Independent Trustees of other Fidelity funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2013

Mr. Wiley serves as Chairman of the Independent Trustees of Fidelity's Sector Portfolios (2013-present). Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Sector Portfolios. Mr. Robins also serves as President and Treasurer (2008-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector Portfolios. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President of Fidelity's Sector and Real Estate Equity Funds. Mr. Bartel also serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Sector Portfolios. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Sector Portfolios. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice Presidentof FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Deberghes also serves as Vice President (2011-present), Deputy Treasurer (2008-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Sector Portfolios. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Sector Portfolios. Ms. Smith also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Sector Portfolios. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, $4,081,043, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Real Estate Investment Portfolio's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,805,718,776.96	85.299
Against	91,077,778.07	4.302
Abstain	108,621,561.45	5.131
Broker Non-Votes	111,526,864.27	5.268
TOTAL	2,116,944,980.75	100.000
PROPOSAL 3

A shareholder proposal requesting that the Board of Trustees institute "Procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity."B

	# of Votes	% of Votes
Affirmative	515,778,468.55	24.365
Against	1,347,078,703.55	63.633
Abstain	142,560,927.16	6.734
Broker Non-Votes	111,526,881.49	5.268
TOTAL	2,116,944,980.75	100.000
A Denotes trust-wide proposal and voting results. B Proposal was not approved by shareholders.

Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

REA-UANN-0913
1.789254.110

Item 2. Code of Ethics

As of the end of the period, July 31, 2013, Fidelity Select Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio (the "Funds"):

Services Billed by PwC

July 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$60,000	$-	$7,500	$1,600
Fidelity Real Estate Investment Portfolio	$71,000	$-	$4,400	$3,000

July 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$59,000	$-	$7,400	$1,600
Fidelity Real Estate Investment Portfolio	$70,000	$-	$4,300	$2,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	July 31, 2013A	July 31, 2012A
Audit-Related Fees	$4,295,000	$4,450,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2013 A	July 31, 2012 A
PwC	$5,075,000	$5,665,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 26, 2013